ADDITIONAL INFORMATION ON CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	R$ 17,396,060	R$ 10,256,203
Cash flows from financing activities, Write-offs (payments)	(10,541,869)	(9,781,959)
Cash flows from operating activities, Write-offs (payments)	(781,092)	(720,752)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	341,309	661,899
Financing activities not involving cash and cash equivalents, Costs and expenses incurred	(40,708)
Financing activities not involving cash and cash equivalents, Additions of leases and supplier financing	5,199,080	2,771,254
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	5,537,948	5,591,343
Balance at end of the year	17,110,728	17,396,060
Initial adoption IFRS 16 on 01.01.19		8,618,072
Financing transactions with suppliers	370,538	967,313
Acquisition of assets through leases	4,828,542	1,803,941
Total	5,199,080	11,389,326
Interim dividends and interest on equity
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	3,587,417	4,172,916
Cash flows from financing activities, Write-offs (payments)	(5,259,367)	(6,176,842)
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	5,537,948	5,591,343
Balance at end of the year	3,865,998	3,587,417
Loans and financing
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	1,045,124	2,106,814
Cash flows from financing activities, Write-offs (payments)	(1,018,674)	(2,070,665)
Cash flows from operating activities, Write-offs (payments)	(49,675)	(129,974)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	28,499	171,636
Financing activities not involving cash and cash equivalents, Additions of leases and supplier financing	370,538	967,313
Balance at end of the year	375,812	1,045,124
Leases
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	9,191,151	393,027
Cash flows from financing activities, Write-offs (payments)	(2,909,214)	(1,559,165)
Cash flows from operating activities, Write-offs (payments)	(502,537)	(415,496)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	210,836	350,772
Financing activities not involving cash and cash equivalents, Additions of leases and supplier financing	4,828,542	1,803,941
Balance at end of the year	10,818,778	9,191,151
Initial adoption IFRS 16 on 01.01.19		8,618,072
Debentures
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	3,104,350	3,173,910
Cash flows from financing activities, Write-offs (payments)	(1,025,583)	(66,830)
Cash flows from operating activities, Write-offs (payments)	(123,202)	(201,516)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	89,011	198,786
Balance at end of the year	2,044,576	3,104,350
Derivative financial instruments
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	(16,030)	(56,150)
Cash flows from financing activities, Write-offs (payments)	15,186	91,543
Cash flows from operating activities, Write-offs (payments)		26,234
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	6,408	(77,657)
Balance at end of the year	5,564	(16,030)
Contingent Consideration
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	484,048	465,686
Cash flows from financing activities, Write-offs (payments)	(344,217)
Cash flows from operating activities, Write-offs (payments)	(105,678)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	6,555	18,362
Financing activities not involving cash and cash equivalents, Costs and expenses incurred	R$ (40,708)
Balance at end of the year		R$ 484,048